Summary of Significant Accounting Policies (Details - Cost of revenue) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interim Period, Costs Not Allocable [Line Items]
Total cost of revenue	$ 1,850,682	$ 655,499
Cost Of Inventory [Member]
Interim Period, Costs Not Allocable [Line Items]
Total cost of revenue	1,545,072	407,334
Freight And Shipping [Member]
Interim Period, Costs Not Allocable [Line Items]
Total cost of revenue	22,778	9,321
Consulting And Advisory Related Party [Member]
Interim Period, Costs Not Allocable [Line Items]
Total cost of revenue	4,000	19,400
Royalty And Sales Commission Related Party [Member]
Interim Period, Costs Not Allocable [Line Items]
Total cost of revenue	56,290	81,917
Rent Expense [Member]
Interim Period, Costs Not Allocable [Line Items]
Total cost of revenue	$ 222,542	$ 137,527